Shareholders’ Equity - Schedule of Composition of Shareholders' Equity (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition of Shareholders' Equity [Abstract]
Authorized shares	222,000,000	222,000,000
Issued and outstanding shares	15,518,794	13,051,343